INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of inventory balances	The Company’s inventory balances consisted of the following at September 30, 2024 and December 31 2023 (in thousands):

	September 30, 2024	December 31, 2023
Parts	$181	$251
Finished Goods	139	26
Total	$320	$277

ConnectM Before Business Combination
Schedule of inventory balances

	December 31,
	2023	2022
Parts	$250,700	$629,454
Finished Goods	26,643	26,760
Total	$277,343	$656,214